Related Party Transactions (Tables)	11 Months Ended
Dec. 31, 2017
Related party transactions [abstract]
Schedule of Key Management Personnel Compensation
The Company conducted transactions with senior management, directors and persons or companies related to these individuals, and paid or accrued amounts, as follows:

	11 months ended December 31, 2017	12 months ended January 31, 2017
Salaries and other short-term benefits	$1,898	$1,828
Other long-term benefits	42	44
Share-based payment (1)	836	1,709
Total	$2,776	$3,581

(1)	Share-based payment represents the amount capitalized or expensed during the period (see Note 10).